Consolidated Statement of Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTEREST AND DIVIDEND INCOME
Interest and fees on loans	$ 25,798,000	$ 23,824,000	$ 22,726,000
Interest-bearing deposits in other institutions	53,000	33,000	24,000
Federal funds sold	20,000	13,000	14,000
Investment securities:
Taxable interest	1,106,000	1,467,000	1,896,000
Tax-exempt interest	2,913,000	3,160,000	3,127,000
Dividends on stock	104,000	98,000	87,000
Total interest and dividend income	29,994,000	28,595,000	27,874,000
INTEREST EXPENSE
Deposits	3,618,000	3,426,000	3,633,000
Short-term borrowings	322,000	194,000	148,000
Other borrowings	68,000	83,000	118,000
Trust preferred securities	182,000	117,000	171,000
Total interest expense	4,190,000	3,820,000	4,070,000
NET INTEREST INCOME	25,804,000	24,775,000	23,804,000
Provision for loan losses	570,000	315,000	370,000
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	25,234,000	24,460,000	23,434,000
NONINTEREST INCOME
Service charges on deposit accounts	1,940,000	1,874,000	1,876,000
Investment securities gains, net	303,000	323,000	248,000
Earnings on bank-owned life insurance	403,000	624,000	276,000
Revenue from investment services	415,000	436,000	451,000
Gains on sale of loans	419,000	329,000	237,000
Other income	479,000	458,000	500,000
Total noninterest income	3,959,000	4,044,000	3,588,000
NONINTEREST EXPENSE
Salaries and employee benefits	10,249,000	9,751,000	8,817,000
Occupancy expense	1,252,000	1,253,000	1,108,000
Equipment expense	991,000	944,000	963,000
Data processing costs	1,335,000	1,071,000	917,000
Ohio state franchise tax	632,000	300,000	342,000
Federal deposit insurance expense	438,000	472,000	449,000
Professional fees	1,441,000	1,247,000	1,086,000
(Gain) loss on other real estate owned	(448,000)	(48,000)	183,000
Advertising expenses	734,000	721,000	488,000
Other real estate expenses	329,000	611,000	387,000
Directors fees	413,000	451,000	403,000
Appraiser fees	419,000	56,000
ATM fees	446,000	358,000	371,000
Other expense	2,601,000	2,850,000	2,296,000
Total noninterest expense	20,872,000	20,077,000	17,850,000
Income before income taxes	8,321,000	8,427,000	9,172,000
Income taxes	1,905,000	1,562,000	1,992,000
NET INCOME	$ 6,416,000	$ 6,865,000	$ 7,180,000
EARNINGS PER SHARE
Basic (in dollars per share)	$ 3.04	$ 3.41	$ 3.52
Diluted (in dollars per share)	3.03	3.39	3.50
Cash dividends per share (in dollars per share)	$ 1.08	$ 1.07	$ 1.04
Core Deposits [Member]
NONINTEREST EXPENSE
Core deposit intangible amortization	$ 40,000	$ 40,000	$ 40,000